Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 399	$ 65
Investments	167	128
Publicly-traded and privately-held investments	126	129
Long-term receivables	128	83
Derivative assets	92	200
Other	89	111
Total other non-current assets	$ 1,001	$ 716